Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	€ 10,303	€ 8,151	€ 18,117
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	535	458	1,041
The Netherlands [Member]
Disclosure of geographical areas [line items]
Revenue	2,941	1,391	4,483
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	5,274	4,830	9,560
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	€ 1,553	€ 1,472	€ 3,033